Jun. 29, 2016
Eaton Vance Short Duration Real Return Fund

EATON VANCE SHORT DURATION REAL RETURN FUND (the “Fund”)

Supplement to Prospectus and

Statement of Additional Information dated March 1, 2016

1. All references to the CMBS Portfolio are hereby removed in the Fund’s Prospectus and Statement of Additional Information.

2. The following replaces the first sentence of the third paragraph in the section entitled “Principal Investment Strategies” in the Fund’s Prospectus:

The Fund generally invests directly in commercial mortgage-backed securities, TIPS and certain other real return instruments and may also invest in one or more of the following registered investment companies sponsored by the Eaton Vance organization: Eaton Vance Floating Rate Portfolio, Senior Debt Portfolio and Short-Term U.S. Government Portfolio (each, a “Portfolio”).

3. The following replaces the first two paragraphs of the description of the Eaton Vance Floating Rate Portfolio in the section entitled “Further Information about the Portfolio” in the Fund’s Prospectus:

Eaton Vance Floating Rate Portfolio.  The Portfolio’s investment objective is to provide a high level of current income.  Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities.  The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).  The Portfolio may invest up to 25% of its total assets in foreign Senior Loans.  Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars.  The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed-income debt obligations and money market instruments.  Money market instruments with a remaining maturity of less than 60 days are deemed floating rate debt securities.

Eaton Vance Floating Rate Portfolio participates with two other funds managed by the investment adviser or its affiliates in an unsecured credit facility with a group of banks that currently permits borrowings up to an aggregate of approximately $900 million.  The Portfolio may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  Interest is payable on amounts borrowed under the credit facility at a rate that is tied to LIBOR or the federal funds rate.  The Portfolio also pays commitment and administration fees in connection with the credit facility.  Because the credit facility is not available exclusively to the Portfolio, it may be unable to borrow some or all of a requested amount at any particular time.  Upon the expiration of the term of the Portfolio’s existing credit arrangement, the lender may not be willing to extend further credit to the Portfolio, may reduce amounts available under the facility or may only be willing to lend at an increased cost to the Portfolio. If the Portfolio is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed under the credit facility.

4. The following replaces the first two paragraphs of the description of the Senior Debt Portfolio in the section entitled “Further Information about the Portfolio” in the Fund’s Prospectus:

Senior Debt Portfolio.  The Portfolio’s investment objective is to provide a high level of current income.  Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities.  The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).  The Portfolio also may borrow from banks for the purpose of acquiring additional income-producing investments (referred to as “leverage”).  The Portfolio may invest up to 35% of its net assets in foreign Senior Loans.  Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars.  The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed-income debt obligations and money market instruments.  Money market instruments with a remaining maturity of less than 60 days are deemed floating rate debt securities.

Senior Debt Portfolio is authorized to borrow to acquire additional investments when it believes that the interest payments and other costs with respect to such borrowings will be exceeded by the anticipated total return on such investments. See “Borrowing Risk” in the Fund Summary.  The Portfolio has entered into a credit facility which is funded by conduits and direct lenders that fund their advances under the facility through the issuance of highly rated commercial paper and by bank funding.  Under the facility, the Portfolio currently is permitted to borrow up to approximately $2.0 billion.  The pro rata amounts borrowed under the credit facility are charged interest based on the conduits’ commercial paper issuance rate and for the direct lending at the one-month LIBOR. The Portfolio also pays commitment and administration fees in connection with the credit facility.  Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements.  There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Portfolio’s existing credit arrangement, the lender may not be willing to extend further credit to the Portfolio, may reduce amounts available under the facility or may only be willing to lend at an increased cost to the Portfolio. If the Portfolio is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed under the credit facility. The Portfolio also may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).

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